Leasing - Schedule of Consolidated Balance Sheets (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Schedule Of Consolidated Balance Sheets Abstract
Operating lease right-of-use assets, net	$ 426,611		$ 405,984
Operating lease liabilities-current	192,434		148,227
Operating lease liabilities-non-current	251,043		263,983
Total operating lease liabilities	443,477		$ 412,210
Lease cost
Amortization of right-of-use assets	96,984	$ 114,791
Interest of operating lease liabilities	6,972	11,730
Total lease cost	$ 103,956	$ 126,521